Leases - Schedule of Lease (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Lease [Abstract]
Operating lease right-of-use assets		$ 1,753,018		$ 1,835,921
Accumulated amortization of operating lease right-of-use assets		(764,035)		(729,897)
Operating lease right-of-use assets, net		988,983		1,106,024
Operating lease liabilities, current		494,005		473,116
Operating lease liabilities, non-current		495,750		633,249
Total operating lease liabilities		989,755		1,106,365
Finance lease right-of-use assets		182,986		203,764
Accumulated amortization of finance lease right-of-use-assets		(11,766)		(9,286)
Finance lease right-of-use assets, net		171,220		194,478
Finance lease liabilities, current		37,651		36,277
Finance lease liabilities, non-current		109,001		127,834
Total Finance lease liabilities		$ 146,652		$ 164,111
Weighted average remaining lease term (years)
Operating lease		1 year 11 months 19 days		2 years 4 months 2 days
Finance lease		3 years 7 months 13 days		4 years 1 month 9 days
Weighted average discount rate (1)
Operating lease	[1]	4.52%		4.77%
Finance lease	[1]	6.16%		6.15%
Operating lease:
Operating lease expense		$ 347,608	$ 293,719
Short-term lease expense		37,958	22,314
Total operating lease expenses		385,566	316,033
Finance leases:
Amortization expense		23,609	2,326
Interest expense		4,942	372
Total finance lease expenses		28,551	2,698
Total lease expenses		$ 414,117	$ 318,731

[1]	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.